Share Capital and Warrants - Movements for the warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Number of Warrants
Balance - Beginning of year | shares	78,068,475	78,068,475	26,958,699
Warrants exercised | shares	(850,000)	(850,000)
Balance -End of year | shares	132,376,167	132,376,167	78,068,475
Weighted average exercise price
Warrants exercise price - Beginning of year | $ / shares		$ 7.17	$ 12.93
Warrant exercised (in dollars per share) | $ / shares		4.14
Warrants exercise price - End of year | $ / shares		$ 5.71	$ 7.17
2024 Brokered private placement
Number of Warrants
Issued | shares			31,946,366
Balance -End of year | shares	31,096,366	31,096,366
Weighted average exercise price
Issued (in dollars per share) | $ / shares			$ 4.17
Warrants exercise price - End of year | $ / shares	$ 3
2024 Non-brokered private placement.
Number of Warrants
Issued | shares			19,163,410
Balance -End of year | shares	19,163,410	19,163,410
Weighted average exercise price
Issued (in dollars per share) | $ / shares			$ 4.07
Warrants exercise price - End of year | $ / shares	$ 3
2025 Financing Facility
Number of Warrants
Issued | shares	5,625,031	5,625,031
Balance -End of year | shares	5,625,031	5,625,031
Weighted average exercise price
Issued (in dollars per share) | $ / shares		$ 4.43
Warrants exercise price - End of year | $ / shares	$ 4.43
2025 Non-Brokered private placement
Number of Warrants
Issued | shares	20,252,661	20,252,661
Balance -End of year | shares	20,252,661	20,252,661
Weighted average exercise price
Issued (in dollars per share) | $ / shares		$ 3.53
Warrants exercise price - End of year | $ / shares	$ 2.56
2025 Brokered private placement
Number of Warrants
Issued | shares	29,280,000	29,280,000
Balance -End of year | shares	29,280,000	29,280,000
Weighted average exercise price
Issued (in dollars per share) | $ / shares		$ 3.53
Warrants exercise price - End of year | $ / shares	$ 2.56